Debt - Additional Information (Details) - SVB Innovation Credit Fund VIII, L.P. [Member] - Term Loan [Member] - USD ($) $ in Thousands	Jul. 21, 2021	Jun. 21, 2021
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 15,000
Line of Credit Facility, Interest Rate Description	eight percent
Line of Credit Facility, Maximum Amount Outstanding During Period	$ 15,000